FAIR VALUE MEASUREMENTS (Details 3) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	$ 3,931.5	$ 3,979.9	$ 691.7	$ 684.9
Notes payable	3,833.0	3,848.8	665.1	666.2
Fair Value, Inputs, Level 1
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	0.0	0.0	0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	3,778.5	3,826.9	538.7	531.9
Fair Value, Inputs, Level 3
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Long-term Debt, Fair Value	$ 153.0	$ 153.0	$ 153.0	$ 153.0